OPERATING COSTS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating Costs [Abstract]
Cost of equipment sales	$ 2,141	$ 2,161
Merchandise for resale	235	271
Other external purchases	4,401	4,155
Employee salaries, benefits, and stock-based compensation	2,226	2,181
Total operating costs	$ 9,003	$ 8,768